PROPERTY, PLANT AND EQUIPMENT AND GOODWILL (Details) - USD ($)	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Disclosure of information for cash-generating units [line items]
Impairment charge for property, plant and equipment	$ 92,000,000
Impairment of goodwill	0
Property, plant and equipment	33,766,000,000		$ 36,231,000,000
ArcelorMittal USA LLC | NAFTA
Disclosure of information for cash-generating units [line items]
Impairment charge for property, plant and equipment	$ 0	$ 600,000,000
Pre-tax discount rate		13.98%
Property, plant and equipment		$ 3,213,000,000